SUBSEQUENT EVENTS	9 Months Ended
Jul. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

In accordance with ASC 855-10 the Company has analyzed its operations subsequent to July 31, 2025 through September 15 2025, and has determined that it does not have any material subsequent events to disclose in these financial statements.